NOTE 6 - INCOME TAXES - Company's total deferred tax (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2013 Unaudited
Deferred tax assets	$ 16,060,000	$ 17,343,000
Valuation allowance	(16,060,000)	(17,343,000)
Net deferred tax asset